Significant accounting policies and recent accounting pronouncements (Details) - Salvage Value - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Change in Accounting Estimate [Line Items]
Change in Accounting Estimate, Description	Effective January 1, 2015, and following management's reassessment of the residual value of the Company's vessels, the estimated scrap value per light weight tonnage was increased from $0.2 to $0.3. The current value of $0.3 was based on the historical average demolition prices prevailing in the market.
Change in Accounting Estimate, Financial Effect	The effect of this change in accounting estimate, which pursuant to Accounting Standards Codification ('ASC') "Accounting Changes and Error Corrections" was applied prospectively and did not require retrospective application, was to decrease the depreciation expense and the net loss for the six month period ended June 30, 2015, by $3,273 or $0.02 loss per basic and diluted share.
Vessel salvage value per LWT	$ 300	$ 200
Effect of change in acounting estimate, decrease of charge to net income / (loss)	$ 3,273,000
Effect of change in accounting estimate, loss on basic and diluted earnings per share	$ 0.02